Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	52 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000232082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		5.25%	3.64%
C000232083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		7.20%	3.70%
Without Sales Load [Member] | C000232082
Average Annual Return [Line Items]
Average Annual Return, Percent		9.05%	4.49%
Without Sales Load [Member] | C000232083
Average Annual Return [Line Items]
Average Annual Return, Percent		8.20%	3.70%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent		17.60%	13.19%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent		17.60%	13.19%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index
Average Annual Return, Percent		11.70%	6.17%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index
Average Annual Return, Percent		11.70%	6.17%